Other Expenses - Summary of Other Expenses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Expenses by nature [abstract]
Stores, spare parts and tools consumed	$ 198.3	₨ 15,007.1	₨ 24,441.5	₨ 22,105.6
Freight and transportation expenses	857.0	64,843.0	78,044.7	114,840.9
Research and product development cost	553.6	41,884.9	42,245.7	35,318.7
Warranty and product liability expenses	1,440.7	109,012.1	118,921.4	69,978.9
Allowance for trade and other receivables, and finance receivables	107.5	8,130.6	5,344.3	400.9
Works operation and other expenses	3,353.9	253,776.6	259,133.9	261,407.3
Repairs to building and plant and machinery	77.4	5,853.8	6,115.7	6,189.7
Processing charges	141.4	10,700.5	16,343.6	13,390.8
Power and fuel	167.2	12,649.5	15,859.3	13,080.8
Insurance	44.1	3,338.6	3,552.3	3,355.9
Publicity	1,006.3	76,142.4	87,296.3	89,685.9
Total	$ 7,947.4	₨ 601,339.1	₨ 657,298.7	₨ 629,755.4